SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION AND BENEFIT PLANS

8. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plan

We have one share-based compensation plan for employees. The 2001 Incentive Compensation Plan (the “2001 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as non-qualified stock options, incentive stock options, non-vested (restricted) stock, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2001 Plan consist of non-qualified stock options and non-vested (restricted) stock. Under the 2001 Plan, awards for an aggregate of 4,000,000 shares of Common and Class B common stock may be granted. A total of 1,955,912 shares of Common stock, net of cancellations and 1,647,599 shares of Class B common stock, net of cancellations have been awarded under the 2001 Plan as of December 31, 2012. There were 396,489 shares of common stock reserved for future grants as of December 31, 2012 under the 2001 Plan. There were 324,150 options of common stock outstanding under the 2001 Plan at December 31, 2012. Options under the 2001 Plan vest over two to five years of service and have contractual terms of five to ten years.

Awards of non-vested (restricted) stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally the employee’s respective retirement age. Vesting may be accelerated in certain circumstances prior to the original vesting date.

A summary of stock option activity under the 2001 Plan as of December 31, 2012, and changes during 2012, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2012	385,150	$47.82
Granted	80,500	71.52
Exercised	(135,500)	41.63
Forfeited	(5,000)	55.04
Expired	(1,000)	37.28

Options outstanding at December 31, 2012	324,150	$56.21	2.94	$6,060

Options exercisable at December 31, 2012	57,567	$28.62	1.35	$2,664

The weighted-average grant date fair value of stock options granted during 2012, 2011 and 2010 was $12.90, $12.31 and $11.45, respectively. The total intrinsic value of stock options exercised during 2012, 2011 and 2010 was $5,641, $4,724 and $6,559, respectively. The fair value of stock options that vested during 2012, 2011 and 2010 was $315, $475 and $597, respectively.

A summary of non-vested (restricted) stock activity as of December 31, 2012, and changes during 2012, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2012	2,261,948	$37.23
Granted	111,301	69.66
Vested	—	—
Forfeited	—	—

Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75

The weighted-average grant date fair value of non-vested (restricted) stock granted during 2012, 2011 and 2010 was $69.66, $63.87 and $49.43, respectively. The fair value of non-vested stock that vested during 2012, 2011 and 2010 was $0, $672 and $3,609, respectively.

During 2011 and 2010, 2,527 shares of Common stock with an aggregate fair market value of $180 and 19,678 shares of Common stock with an aggregate fair market value of $1,155, respectively, were delivered as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of non-vested (restricted) stock. These shares were retired upon delivery. At December 31, 2012, we were obligated to issue 80,543 shares of non-vested (restricted) Class B common stock under an executive compensation agreement. We issued these non-vested (restricted) shares of Class B common stock in the first quarter of 2013.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures within the valuation model. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we estimate provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2012	2011	2010
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%

Share-Based Compensation Expense

Share-based compensation expense included in selling, general and administrative expenses amounted to $7,939, $6,663 and $5,175 for the years ended December 31, 2012, 2011 and 2010, respectively.

Cash received from Common stock issued as a result of stock options exercised during 2012, 2011 and 2010 was $3,790, $4,530 and $5,285, respectively. During 2012, 2011 and 2010, 29,987 shares of Common stock with an aggregate fair market value of $2,229, 7,616 shares of Common stock with an aggregate fair market value of $437 and 56,043 shares of Common and Class B common stock with an aggregate fair market value of $3,212, respectively, were delivered as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $1,245, $916 and $3,083, for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, there was $1,317 of unrecognized share-based compensation expense related to stock options granted under the 2001 Plan, which is expected to be recognized over a weighted-average period of 1.6 years. At December 31, 2012, there was $56,132 of unrecognized share-based compensation expense related to non-vested (restricted) stock, which is expected to be recognized over a weighted-average period of 11.3 years. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings. Approximately $37,000 of the unrecognized share-based compensation for shares of non-vested (restricted) stock is related to awards granted to our Chief Executive Officer that vest in approximately 10 years upon his attainment of age 82.

Employee Stock Purchase Plan

The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase shares of Common stock with a discount of 5% of the fair market value at specified times. During 2012, 2011 and 2010, employees purchased 6,753, 8,520 and 8,515 shares of Common stock at an average price of $68.76, $59.44 and $51.69 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 15,411, 5,097 and 5,812 additional shares for the years ended December 31, 2012, 2011 and 2010, respectively. We received net proceeds of $1,522, $829 and $757, respectively, during 2012, 2011 and 2010, for shares of our Common stock issued under the ESPP. At December 31, 2012, 532,895 shares remained available for purchase under the plan.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2012, 2011 and 2010, we issued 26,991, 27,240 and 9,975 shares of Common stock to the plan representing the Common stock discretionary matching contribution of $1,772, $1,718 and $489, respectively.